INCOME FUND • GROWTH FUND	ANNUAL
May 31, 2001	REPORT

GRAPHIC OMITTED

Not exciting – but a reasonable year for Amana shareowners. Trust assets are almost $50 million, up 9% for the year. Our 5,541 active shareowner accounts are spread over 47 states and 29 foreign countries. Inside, please find the details of our fiscal year’s operations and the year-end portfolios.

For the fiscal year ended May 31, Amana’s Growth Fund total return was -9.9% in a choppy market. The less-volatile Income Fund appreciated +2.2%.

We were accurate last year in our prediction that near-term returns for the Growth Fund were unlikely to be good and the Income Fund’s appreciation potential was stronger. For the next year we see less economic growth, falling inflation, and declining corporate profits as cost pressures and fierce competition squeeze margins. Financial assets perform reasonably well in such times, and again we forecast that the Income Fund could outperform the Growth Fund.

The Funds’ investments continue in securities selected primarily for value, a style now being favored by the markets.
Your board is proud to note Amana Income Fund’s 15 years of successful operation. One of the lessons of the marketplace is that experience matters. Demonstrated capability to provide successful management and quality service in good times and bad is highly important in always-changing financial markets.

Shareowners invest with Amana to save for Hajj, retirement, and education. Recent personal income tax changes provide additional incentives for saving over spending. The trustees are presently seeking shareowner approval of a new distribution plan that will provide additional assets for investor services and marketing. If you have any questions or suggestions, please call us at 1-888/73-AMANA. Information is also available at our website, www.amanafunds.com.

GRAPHIC OMITTED

Respectfully,
Nicholas Kaiser, President	M. Yaqub Mirza, Chairman
June 22, 2001

Average Annual Returns (as of 6/29/2001, per regulatory requirement)
	1 year	3 years	5 years	10 years
Amana Growth Fund	-19.16%	18.12%	15.10%	14.40%*
Amana Income Fund	-3.23%	2.24%	10.17%	10.03%
				*since inception, 2/3/94

1

DISCUSSION OF FUND PERFORMANCE

Stocks stopped going up just after the beginning of the new millenium (in March 2000). Good Amana Fund returns of previous fiscal years did not continue for the year ended May 31, 2001. Amana Growth Fund’s total return was -9.9% (vs. +47.1% the year before), and Amana Income Fund’s total return was +2.2% (vs. +3.0%). As one benchmark, the recently-reformulated Dow Jones Islamic Market Index (US component) returned -19.8% (vs. +10.1%) [dividends excluded] for the fiscal year.

As usual, market results varied by sector. Financial issues (utilities, banks, bonds) did well, as did small-cap stocks. In a sharp turnaround, large-cap technology companies did the worst, as evidenced by the twelve-month (ending May 31, 2001) total return for the NASDAQ Composite (-37.8%). The more general S&P 500 Index also fell (-10.7%), while the “old economy” Dow Jones 30 Industrials grew (+5.4%). Note that these unmanaged, expense-free indices are not directly comparable to actively managed portfolios, with transaction and other costs (including advisory fees), such as mutual funds.

When evaluating the performance of the Amana Funds, it is important to remember their specialized nature, as well as a number of factors applicable to mutual funds in general. Amana Income Fund’s primary objective is current income, with preservation of capital being the secondary objective. In following these objectives, the Income Fund buys income-producing equity securities. Amana Growth Fund’s primary objective is long-term capital growth. The Funds may also hold cash when market conditions appear uncertain. It is not the objective of either Fund to “beat” any specific market index.

All mutual funds have investment restrictions that affect investment performance. In addition to these other restrictions, Amana’s Funds are restricted to buying only U.S.-traded equity securities of companies whose primary business operations are generally consistent with Islamic principles. This special restriction affects performance in a number of ways. The Funds, for example, do not earn interest on cash balances. Neither do the Funds invest in businesses that have substantial earnings from interest, such as banks.

COMPARISON TO MARKET INDICES

The following line graphs compare Fund performances to representative market indices. The index returns include reinvested dividends and don’t allow for operating expenses such as those paid by all mutual funds. The graph at the top of the next page shows that $10,000 invested in Amana Income ten years ago (May 1991) would have grown to $26,033 at the end of May 2001. While not strictly comparable, the S&P 500 Composite Index is a traditional U.S. securities market benchmark. If $10,000 could have been invested in the S&P 500 at the end of May 1991, that would have grown to $36,787 over the same 10 years.

2

GRAPHIC OMITTED
This graph shows that $10,000 invested in Amana Growth at inception (Feb. 1994) would have grown to $27,604 at the end of May 2001. If $10,000 could have been invested in the Russell 2000 (an index of mid- and smaller-cap equities) at the beginning of February 1994, that would have grown to $20,594 over that same period.
GRAPHIC OMITTED

3

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees
Amana Mutual Funds Trust

We have audited the accompanying statement of assets and liabilities of the Amana Income Fund and the Amana Growth Fund, each a series of shares of the Amana Mutual Funds Trust, including the schedules of investments as of May 31, 2001, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the custodian and brokers. Our audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Amana Income Fund and Amana Growth Fund as of May 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
June 15, 2001

4

I N C O M E			INVESTMENTS
GRAPHIC OMITTED
	Issue	Number of Shares	Cost	Market Value

	COMMON STOCKS (89.2%)

	Automotive (1.4%)
	Genuine Parts	11,000	$355,744	$314,270

	Building (2.6%)
	Plum Creek Timber	20,000	536,727	551,600

	Rubican	200,000	21,485	47,508
	SUB-TOTAL		558,212	599,108
	Business Services (.4%)
	Dun & Bradstreet	3,250	26,718	87,685

	Chemicals (.9%)
	RPM	25,390	182,267	209,721
	Energy (16.7%)
	BP Amoco PLC ADR	25,662	1,002,927	1,370,094
	Capstone Turbine	2,857	49,870	93,910
	Enron	10,000	201,429	529,100
	Exxon Mobil	19,241	702,384	1,707,639
	USEC	20,000	175,718	187,400
	SUB-TOTAL		2,132,328	3,888,143

	Machinery (2.1%)
	Manitowoc	17,250	95,638	480,068
	Medical (12.4%)
	American Home Products	15,200	193,026	962,160
	Bristol-Myers Squibb	18,560	206,069	1,006,694
	Glaxo Wellcome plc ADS	10,000	260,427	546,900
	IMS Health	13,000	145,261	376,740
	SUB-TOTAL		804,783	2,892,494

	Mining (4.4%)
	Phelps Dodge	7,000	260,448	316,400
	Rio Tinto plc ADS	9,000	521,085	714,600
	SUB-TOTAL		781,533	1,031,000

	Publishing (1.5%)
	McGraw-Hill	5,500	334,294	352,880

	Real Estate (4.4%)
	Duke Weeks Realty	20,000	434,493	467,200
	Shurgard Storage Centers	20,000	526,956	550,000
	SUB-TOTAL		961,449	1,017,200

5

INVESTMENTS			I N C O M E
Issue	Number of Shares	Cost	Market Value
				GRAPHIC OMITTED
Steel (1.7%)
USX-U.S. Steel Group	20,000	$489,611	$390,400

Telecommunications (16.1%)
BCE	19,600	324,207	497,448
Cable & Wireless plc ADS	11,000	202,583	222,860
Nortel Networks	20,000	1,174,127	266,600
SBC Communications	20,480	375,305	881,664
Tele Danmark A/S ADS	10,000	261,452	209,000
Telefonica SA ADS*	22,314	189,073	990,518
Verizon Communications	12,200	410,441	669,170
SUB-TOTAL		2.937,188	3,737,260

Tools (1.7%)
Regal-Beloit	20,000	357,762	404,000

Transportation (4.6%)
Canadian Pacific Ltd.	26,000	611,349	1,073,800

Utilities-Gas & Electric (18.3%)
Avista	30,000	594,083	660,900
Duke Energy	10,000	296,509	457,200
FPL Group	10,000	344,875	582,000
Idacorp	10,000	320,332	387,000
National Fuel Gas	7,000	364,297	400,120
NiSource	24,000	469,159	751,200
Piedmont Natural Gas	11,400	198,575	404,586
Sempra Energy	22,300	501,563	608,790
SUB-TOTAL		3,089,392	4,251,796

TOTAL INVESTMENTS (89.2%)		$13,718,268	20,729,825
Other Assets (net of liabilities) (10.8%)			2,507,016
TOTAL NET ASSETS (100%)			$23,236,841
*Non-income producing security

6

I N C O M E				FINANCIAL HIGHLIGHTS
Selected data per share of capital stock outstanding throughout each year						GRAPHIC OMITTED
	For Year Ended May 31,
	2001	2000	1999	1998	1997
Net asset value at beginning of year	$18.39	$20.30	$19.76	$16.61	$13.93
Income from investment operations
Net investment income	0.17	1.88	0.25	0.26	0.38
Net gains or losses on securities (both realized and unrealized)	0.23	(1.30)	1.02	3.58	2.86
Total from investment operations	0.40	0.58	1.27	3.84	3.24
Less distributions
Dividends (from net investment income)	(0.17)	(1.87)	(0.29)	(0.22)	(0.42)
Distributions (from capital gains)	0.00	(0.62)	(0.44)	(0.47)	(0.14)
Total distributions	(0.17)	(2.49)	(0.73)	(0.69)	(0.56)
Net asset value at end of year	$18.62	$18.39	$20.30	$19.76	$16.61
Total return	2.17%	2.96%	6.56%	23.51%	23.62%

Ratios / Supplemental Data
Net assets ($000), end of year	$23,237	$22,004	$22,734	$19,886	$16,332
Ratio of gross expenses to average net assets	1.57%	1.55%	1.33%	1.36%	1.44%
Ratio of net investment income to average net assets	0.89%	9.25%	1.30%	1.43%	2.51%
Portfolio turnover rate	8%	1%	17%	8%	14%

GRAPH OMITTED
(The accompanying notes are an integral part of these financial statements)

* The returns shown do not reflect the deduciton of taxes that a shareholder could pay on fund distributions or the redemption of fund shares.

7

STATEMENT OF ASSETS AND LIABILITIES			I N C O M E
As of May 31, 2001				GRAPHIC OMITTED
Assets
Common stocks (cost $13,718,268)		$20,729,825
Cash		2,487,783
Dividends receivable		43,064
Insurance reserve premium		7,763
	Total Assets		$23,268,435
Liabilities
Payable to affiliate		31,594
	Total liabilities		31,594
Net Assets			$23,236,841
Fund shares outstanding			1,247,804
Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)		$16,268,291
Accumulated net realized loss		(43,007)
Unrealized net appreciation on investments		7,011,557
	Net assets applicable to fund shares outstanding		$23,236,481

Net Asset Value, Offering and Redemption price per share			$18.62

(The accompanying notes are an integral part of these financial statements)

8

I N C O M E			STATEMENT OF OPERATIONS
Year Ended May 31, 2001				GRAPHIC OMITTED
Investment income
Dividends (net of foreign taxes of $14,304)		$565,832
Miscellaneous income		588
Gross investment income			$566,420

Expenses
Investment adviser and administration fees		220,478
Professional fees		49,751
Shareowner servicing		44,878
Filing and registration fees		16,872
Other expenses		14,728
Printing and postage		13,463
Custodian fees		2,469
Total gross expenses		362,639
	Less custodian fees waived	(2,469)
Net expenses			360,170
	Net investment income		206,250

Net realized gain on investments
Proceeds from sales		2,435,877
Less cost of securities sold
	(based on identified cost)	2,425,024
	Realized net gain		10,853

Unrealized gain on investments
End of period		7,011,557
Beginning of period		6,755,730
Inecrease in unrealized gain for the period			255,827
	Net realized and unrealized loss on investments		266.680

Net increase in net assets resulting from operations			$472,930
(The accompanying notes are an integral part of these financial statements)

9

STATEMENT OF CHANGES IN NET ASSETS	I N C O M E
	Year ended	Year ended
INCREASE IN NET ASSETS	May 31, 2001	May 31, 2000
From Operations
Net investment income	$206,250	$2,066,283
Net realized gain on investments	10,853	506,683
Net increase (decrease) in unrealized appreciation	255,827	(1,877,073)
Net increase in net assets	472,930	685,893

Dividends to Shareowners From
Net investment income	(210,561)	(2,060,804)
Capital gains distributions	0	(685,002)
	(210,561)	(2,745,806)
From Fund Share Transactions
Proceeds from sales of shares	4,910,534	4,626,950
Value of shares issued in reinvestment of dividends	205,025	2,688,511
	5,115,559	7,315,461
Cost of shares redeemed	(4,145,368)	(5,985,001)
Net increase in net assets from share transactions	970,191	1,330,460
Total increase (decrease) in net assets	1,232,560)	(729,453)

Net Assets
Beginning of year	22,004,281	22,733,734
End of year	$23,236,841	$22,004,281
Shares of the Fund Sold and Redeemed
Number of shares sold	272,197	249,786
Number of shares issued in reinvestment of dividends	11,011	141,869
	283,208	391,655
Number of shares redeemed	(231,750)	(315,247)
Net increase in number of shares outstanding	51,458	76,408
(The accompanying notes are an integral part of these financial statements)

10

G R O W T H			INVESTMENTS
GRAPHIC OMITTED
	Issue	Number of Shares	Cost	Market Value

	COMMON STOCKS (89.1%)

	Appliances (1.3%)
	Maytag	10,000	$357,822	$330,600
	Auto Parts (.7%)
	Genuine Parts	5,000	159,450	142,850
	Supreme Industries*	9,000	70,595	36,000
	SUB-TOTAL		230,045	178,850

	Building (2.5%)
	Building Materials Holding*	16,000	173,782	215,200
	Huttig Building Products*	40,000	175,963	182,000
	Lowe's Companies*	4,000	282,490	278,120
	SUB-TOTAL		632,235	675,320

	Business Services (2.3%)
	Convergys*	12,500	287,315	513,750
	Gartner Group Cl B*	10,000	119,331	85,500
	SUB-TOTAL		406,646	599,250

	Computer Hardware (10.2%)
	Advanced Digital Information*	24,000	33,778	437,520
	Apple Computer*	20,000	652,514	399,000
	Compaq Computer	6,000	106,756	95,940
	Hewlett-Packard	6,000	181,851	175,920
	Intel	12,000	379,012	324,120
	International Business Machines	4,000	265,793	447,200
	Symbol Technologies	24,499	318,643	628,399
	Taiwan Semiconductor ADS*	10,000	211,542	198,600
	SUB-TOTAL		2,149,889	2,706,699

	Computer Software (11.6%)
	Adobe Systems	16,800	167,688	668,136
	Business Objects ADS*	18,000	104,592	574,380
	Cisco Systems*	18,000	194,369	346,680
	Informix*	157	1001	738
	Intuit*	15,000	305,029	480,900
	Macromedia*	10,000	698,983	222,800
	Microsoft*	5,000	219,370	345,900
	Oracle *	27,200	101,522	416,160
	SUB-TOTAL		1,792,554	3,055,694

	Electronics (10.5%)
	Agilent Technologies*	12,000	527,964	402,480
	EMCOR Group*	6,000	172,499	265,500
	Keithley Instruments	8,000	276,186	204,800
	Qualcomm*	28,000	121,548	1,700,720
	Trimble Navigation	10,000	207,788	195,000
	SUB-TOTAL		1,305,985	2,768,500

11

INVESTMENTS			G R O W T H
Issue	Number of Shares	Cost	Market Value	GRAPHIC OMITTED
Food Production (.6%)
Potash Corp of Saskatchewan	2,700	$184,568	$164,835
Machinery (1.4%)
ABB ADS	10,000	186,537	181,000
Crane	14,000	323,611	406,140
Manitowoc	7,000	168,163	194,810
SUB-TOTAL		678,311	781,950

Mining (3.5%)
Alcoa	12,000	451,967	517,800
Rio Tinto plc ADS	5,000	280,819	397,000
SUB-TOTAL		732,786	914,800
Oil & Gas (6.7%)
BP Amoco plc ADS	10,544	460,524	562,944
Noble Drilling*	6,000	124,826	256,200
Repsol-YPF SA ADS	20,000	399,173	361,800
Williams Companies	15,000	429,688	591,000
SUB-TOTAL		1,414,211	1,771,944

Publishing (2.7%)
Hungry Minds	10,000	127,471	64,100
McGraw-Hill	7,000	279,830	449,120
Wiley (John) & Sons, Cl A	10,000	150,265	201,600
SUB-TOTAL		557,566	714,820

Pharmaceuticals (14.2%)
Affymetrix*	10,000	275,742	392,500
American Home Products	5,360	248,080	339,288
Bone Care International*	15,000	227,893	300,900
Cryolife*	11,250	145,226	364,500
Genentech*	8,000	263,192	400,400
Glaxo Smithkline plc ADR	2,500	55,379	136,725
Immunex Corp*	24,000	172,289	379,200
IMS Health	9,500	275,131	275,310
Johnson & Johnson	4,000	249,078	387,800
Ligand Pharmaceuticals*	6,000	90,709	79,200
Lilly (Eli)	3,500	255,992	296,450
Novo-Nordisk A/S ADS	10,000	243,206	409,400
SUB-TOTAL		2,501,917	3,761,673

12

G R O W T H			INVESTMENTS
GRAPHIC OMITTED
	Issue	Number of Shares	Cost	Market Value

	Photographic Supplies (1.3%)
	Fuji Photo Film ADR	6,000	$205,568	$253,200

	Concord Camera	10,000	125,263	81,600
	SUB-TOTAL		330,831	334,800
	Real Estate (1.4%)
	Intrawest	20,000	347,644	375,000

	Retail (3.6%)
	Dress Barn*	15,000	344,074	376,800
	Whole Foods Market*	10,000	323,084	572,700
	SUB-TOTAL		667,158	949,500

	Steel (1.3%)
	AK Steel Holding	25,000	333,788	334,750
	Tools (.7%)
	Regal-Beloit	9,000	168,395	181,800

	Telecommunications (2.8%)
	Leap Wireless International*	5,000	26,449	154,500
	SBC Communications	10,000	478,342	430,500
	Telefonica SA ADS	2,448	70,939	108,667
	Williams Communication*	12,335	58,411	51,807
	SUB-TOTAL		634,141	745,474

	Transportation (6.6%)
	Airborne Freight	30,000	496,228	326,700
	Alaska Air Group*	16,000	494,249	459,680
	Lan Chile ADS	30,000	298,270	291,000
	Southwest Airlines	30,000	202,999	600,000
	Trinity Industries	3,000	117,089	67,500
	SUB-TOTAL		1,608,835	1,744,880

	Utilities (1.7%)
	Avista	20,000	507,241	440,600
	TOTAL INVESTMENTS (89.1%)		$17,542,568	25,531,739
	Other Assets (net of liabilities) (10.9%)			2,887,692
	TOTAL ASSETS (100%)			$26,419,431

	*Non-Income producing security

13

FINANCIAL HIGHLIGHTS				G R O W T H
Selected data per share of capital stock outstanding throughout each year.
			Year Ended May 31,
	2001	2000	1999	1998	1997
Net asset value at beginning of year	$14.45	$9.95	$7.78	$7.07	$6.86
Income from investment operations
Net investment income	(0.11)	(0.11)	(0.06)	(0.03)	(0.02)
Net gains or losses on securities (both realized and unrealized)	(1.27)	4.82	2.23	0.90	0.32
Total from investment operations	(1.38)	4.71	2.17	0.87	0.30
Less distributions
Dividends (from net investment income)	0.00	0.00	0.00	0.00	0.00
Distributions (from capital gains)	(0.46)	(0.21)	0.00	(0.16)	(0.09)
Total distributions	(0.46)	(0.21)	0.00	(0.16)	(0.09)
Net asset value at end of year	$12.61	$14.45	$9.95	$7.78	$7.07
Total return	(9.89)%	47.09%	27.89%	12.39%	4.46%

Ratios / Supplemental Data
Net assets ($000), end of year	$26,419	$23,393	$11,721	$10,080	$5,924
Ratio of gross espenses to average. net assets	1.55%	1.45%	1.53%	1.54%	1.69%
Ratio of net investment income to average net assets	(0.90)%	(0.75)%	(0.74)%	(0.40)%	(0.60)%
Portfolio turnover rate	11%	14%	20%	25%	25%

GRAPH OMITTED
(The accompanying notes are an integral part of these financial statements)
14

G R O W T H			STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2001				GRAPHIC OMITTED
Assets
Common stocks (cost $17,542,568)		$23,531,739
Cash		2,991,590
Dividends receivable		15,742
	Total Assets		$26,539,071
Liabilities
Payable to affiliate		21,880
Payable for securities purchased		97,760
	Total liabilities		119,640
Net Assets			$26,419,431
Fund shares outstanding			2,095,448
Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)		$20,547,048
Accumulated net realized loss		(116,788
Unrealized net appreciation on investments		5,989,171
Net assets applicable to fund shares outstanding			$26,419,431

Net Asset Value, Offering and Redemption price per share			$12.61

(The accompanying notes are an integral part of these financial statements)

15

STATEMENT OF OPERATIONS		G R O W T H
Year ended May 31, 2001

Investment income
Dividends (net of foreign taxes of $7,424)		$167,827
Miscellaneous income		1,706
	Gross investment income		$169,533

Expenses
Investment adviser and administration fees		247,958
Shareowner servicing		52,855
Professional fees		52,781
Filing and registration fees		17,941
Printing and postage		16,892
Other expenses		13,604
Custodian fees		3,696
Total gross expenses		405,727
	Less custodian fees	(3,696)
Net expenses			402,031
	Net investment income		(232,498)

Net realized gain on investments
Proceeds from sales		2,319,106
Less cost of securities sold based on identified cost		1,534,150
	Realized net gain		784,956

Unrealized gain on investments
End of period		5,989,171
Beginning of period		9,366,510
	Decrease in unrealized gain for the period		(3,377,339)
	Net realized and unrealized gain (loss) on investments		(2,592,383)

Net decrease in net assets resulting from operations			$(2,824,881)
(The accompanying notes are an integral part of these financial statements)

16

G R O W T H	STATEMENT OF CHANGES IN NET ASSETS
			GRAPHIC OMITTED
	Year Ended	Year Ended
INCREASE IN NET ASSETS	May 31, 2001	May 31, 2000
From operations
Net investment income (loss)	($232,498)	($141,613)
Net realized gain on investments	784,956	304,232
Net increase (decrease) in unrealized appreciation	(3,377,339)	4,973,056
Net increase (decrease) in net assets	(2,824,881)	5,135,675
Dividends to shareowners from:
Net investment income	0	0
Capital gains distributions	(846,801)	(278,425)
	(846,801)	(278,425)
Fund Share Transactions
Proceeds from sales of shares	9,773,850	10,588,245
Value of shares issued in reinvestment of dividends	842,542	278,415
	10,616,392	10,866,660
Cost of shares redeemed	(3,918,896)	(4,051,573)
Net increase in net assets from share transactions	6,697,496	6,815,087

Total increase in net assets	3,025,814	11,672,337

Net Assets
Beginning of year	23,393,617	11,721,280
End of year	$26,419,431	$23,393,617

Shares of the Fund Sold and Redeemed
Number of shares sold	718,002	745,563
Number of shares issued in reinvestment of dividends	59,460	16,272
	777,462	761,835
Number of shares redeemed	(301,508)	(320,902)

Net increase (decrease) in Number of Shares Outstanding	475,954	440,933
(The accompanying notes are an integral part of these financial statements)

17

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - Organization
Amana Mutual Funds Trust (the "Trust") was established under Indiana Law as a Business Trust on July 26, 1984. The Trust is registered as a no-load, open-end, diversified series investment company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Two portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The Growth Fund began operations on February 3, 1994.

NOTE 2 - Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds.

Investments:
Securities traded on a national exchange and NASDAQ's National Market are valued at the price carried by the composite tape of all national exchanges at 4 p.m. New York time or, in the absence of any sale on that date, the 4 p.m. bid price. Securities traded in the over-the-counter market are valued at the closing bid price.

The cost of securities is the same for accounting and Federal income tax purposes. Realized gains and losses are recorded on the identified cost basis.

Cash dividends from equity securities are recorded as income on the ex-dividend date. Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets.

Federal income taxes:
The Funds have elected to be taxed as regulated investment companies under the Internal Revenue Code and distribute substantially all of their taxable net investment income and realized net gains on investments. Therefore, no provision for Federal income taxes is required.

Dividends and distributions to shareowners:
Dividends and distributions to shareowners are recorded on the ex-dividend date. Dividend payable dates are the end of May and December. Shareowners electing to reinvest dividends and distributions purchase additional shares at the net asset value on the payable date.

Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - Transactions with Affiliated Persons
Under a contract approved by shareowners on December 28, 1989, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services and facilities required by each Fund to conduct its business. For such services, each Fund pays an annual fee equal to .95% of its average daily net assets. For the year ended May 31, 2001, Income Fund and Growth Fund paid advisory fee expenses of $220,478 and $247,958, respectively.

Saturna Capital also acts as transfer agent for the Trust, for which it was paid $48,878 and $52,855 for the Income and Growth Fund, respectively, for the year ended May 31, 2001.

The Trust acts as distributor of its own shares, except in those states where Investors National Corporation (a subsidiary of Saturna Capital) is registered as a broker-dealer and is willing to act as distributor without compensation. Investors National Corporation is the primary stockbrokerage used to effect portfolio transactions for the Trust, and was paid $16,950 in commissions at discount rates during the year ended May 31, 2001.

The Fiqh Council of North America is the religious consultant to Saturna regarding Islamic principles. The Islamic Society of North America provides Saturna with advice regarding the provision of Amana's services to its members. From its advisory fee, Saturna pays each of these consultants a fee equal to .10% of the average daily net assets of each Fund. The combined fee

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18	TRUSTEES AND OFFICERS

paid to each consultant amounted to $98,342 for the period June 2000 to May 2001.

All trustees serve without compensation. The Trustees, officers, families, and affiliates as a group owned 5.06% of the Income Fund's and 2.79% of the Growth Fund's outstanding shares on May 31, 2001.

NOTE 4 - Dividends
Income Fund dividends from net investment income were $..17 per share paid May 31, 2001. Growth Fund distributions from net realized long-term capital gains were $.462 per share, paid December 31, 2000.

NOTE 5 - Investments
At May 31, 2001, for Income Fund the net unrealized appreciation of investments of $7,011,557 comprised gross unrealized gains of $8,152,467 and gross unrealized losses of $1,140,910. During the year ended May 31, 2001, the Income Fund purchased $1,812,996 of securities and sold $2,435,877 of securities.

At May 31, 2001, for Growth Fund the net unrealized appreciation of investments of $5,989,171 comprised gross unrealized gains of $7,994,743 and gross unrealized losses of $2,005,572. During the period ended May 31, 2001, the Fund purchased $7,201,866 of securities and sold $2,318,105 of securities.

NOTE 6 - Custody Credits
Under an agreement with the custodian bank, custody fees are reduced by credits for cash balances. Such reduction amounted to $2,469 and $3,696 for the Income Fund and Growth Fund, respectively, for the year ended May 31, 2001.

Jamal M. Barzinji, PhD

Chairman, Mar--Jac Poultry, Inc.
Director, Safa Trust, Inc.

Nicholas Kaiser, MBA

President, Saturna Capital Corporation

M. Yaqub Mirza, Ph.D.

President, Sterling Management Group, Inc.
Director, Lynux Works
Chairman, Jugos Concentrados SA

Bassam Osman, MD

Neurologist

Iqbal Unus, PhD

Director, The International Islamic Forum for Science, Technology & Human Resources Development

Clifford J. Alexander

Kirkpatrick & Lockhart LLP

Brian D. Ingram

Saturna Capital Corporation

E. D. Beltran

Saturna Capital Corporation

(Lead) Independent Trustee President, Trustee Chairman, Independent Trustee Independent Trustee as of May 2000 Independent Trustee Assistant Secretary Secretary Assistant Secretary

STATEMENT OF CHANGES IN NET ASSETS

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Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Fund portfolios and handles daily operations by direction of the Board of Trustees.

GRAPHIC OMITTED

Investment Advisor and Administrator	Saturna Capital Corporation	AMANA MUTUAL FUNDS TRUST
Religious Consultant	Fiqh Council of North America
Member Services Consultant	Islamic Society of North America
Custodian	National City Bank of Indiana
Auditors	Tait, Weller & Baker, Philadelphia
Legal Counsel	Kirkpatrick & Lockhart LLP, Washington
This report is for the information of the shareowners of the Trust. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.	GROWTH • INCOME
1300 N. State Street Bellingham, WA 98225-4730 1-800/SATURNA (1-800/728-8762) Daily prices at 1-888/73-AMANA www.saturna.com/amana	ANNUAL REPORT May 31, 2001